Condensed Interim Unaudited Statements of Cash Flows - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023
Cash flows from operating activities
Net loss for the period	$ (6,261)	$ (6,570)
Adjustments:
Depreciation and Amortization	11	9
Share-based compensation	306	1,025
Revaluation of liability in respect to warrants	283	(109)
Finance expenses (income), net		487
Changes in assets and liabilities:
Decrease in operating right of use asset	39	36
Decrease in operating lease liability	(37)	(40)
Decrease (increase) in other receivables	(140)	(179)
Increase in trade payables	24	592
Increase (decrease) in other payables	25	846
Net cash used in operating activities	(5,750)	(3,903)
Cash flows from investing activities
Redemption of short term deposit		3,500
Investment in restricted deposit	4	(2)
Purchase of property, plant and equipment	(3)	(25)
Net cash provided by investing activities	1	3,473
Cash flows from financing activities
Exercise of warrants and options		5
Issuance of shares, warrants and pre-funded warrants, net	4,317	3,970
Net cash provided by financing activities	4,317	3,975
Effects of exchange rate changes on cash and cash equivalents		1
Net increase (decrease) in cash and cash equivalents	(1,432)	3,546
Cash and cash equivalents at beginning of the period	2,640	3,543
Cash and cash equivalents at end of the period	1,208	7,089
Supplemental disclosure of cash flow information:
Interest received	$ 2	$ 98